Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets
Current asset – cash	$ 535,832	$ 35,614
Prepaid expenses	273,538
Deferred offering costs		469,160
Total current assets	809,370	504,774
Prepaid expenses, non-current	80,548
Cash and securities held in Trust Account	276,083,453
Total Assets	276,973,371	504,774
Current Liabilities:
Accrued offering costs and expenses	243,422	330,300
Accrued expenses		330,300
Due to related party	48,986
Promissory note - related party	150,000	150,000
Total current liabilities	442,408	480,300
Deferred underwriting discount	9,660,000
Total liabilities	10,102,408	480,300
Commitments
Common Stock subject to possible redemption, 27,600,000 and zero shares at redemption value, respectively	276,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,900,000 shares issued and outstanding	690	690	[1]
Additional paid-in capital		24,310
Accumulated deficit	(9,129,727)	(526)
Total Stockholders' Equity (Deficit)	(9,129,037)	24,474
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 276,973,371	$ 504,774

[1]	Includes up to 900,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in an aggregate of 6,900,000 shares of common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend (see Notes 5 and 7). On January 19, 2021, the underwriters exercise the over-allotment option in full. As a result, the 900,000 shares are no longer subject to forfeiture.